Investment Risks	Dec. 31, 2024
T-REX 2X LONG BITCOIN DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG BITCOIN DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
T-REX 2X LONG BITCOIN DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the Reference Assets’ performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. A volatility rate is a statistical measure of the magnitude of fluctuations in the underlying security’s returns over a defined period. Performance is the return on the underlying security for a stated period. The more volatile, the more likely the returns may differ over time. For periods longer than a trading day, volatility in the performance of the underlying security or its rebalancing from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the underlying security for such period. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Assets during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Reference Assets’ volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Reference Assets’ volatility; b) the Reference Assets’ performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Reference ETPs. The chart below illustrates the impact of two principal factors — the Reference Assets’ volatility and the Reference Assets’ performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of the Reference Assets’ volatility and the Reference Assets’ performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Reference ETPs; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Reference Assets.

During periods of higher the Reference Assets’ volatility, the volatility of the Reference Assets may affect the Fund’s return as much as, or more than, the return of the Reference Assets. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Assets during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Reference Assets provided no return over a one year period during which the Reference Assets experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Reference Assets’ return is flat. For instance, if a Reference Assets’ annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Reference Assets and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Reference Assets. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Reference ETPs only recently commenced operations and have a very short operating history. The annualized historical daily volatility rate for Bitcoin, which the Reference Assets are intended to replicate, for the five-year period ended December 31, 2024 was 62.56%. Bitcoin’s annualized daily volatility rates were as follows:

2020	65.04%
2021	81.29%
2022	62.61%
2023	45.45%
2024	51.89%

Volatility for a shorter period of time may have been substantially higher.

The annualized performance for Bitcoin, which the Reference Assets are intended to replicate, for the five-year period ended December 31, 2024 was 67.19%. Historical volatility and performance are not indications of what the Reference Assets’ volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Assets will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Assets, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Assets subsequently move in the opposite direction and eliminate all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Assets do not lose all of their value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Assets and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative exchange traded product, reduce its leverage or close.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund will use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk.    Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Reference Assets that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Assets at the market close on the first trading day and the value of the Reference Assets at the time of purchase. If the Reference Assets gain value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Assets decline, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Assets.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Assets and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Assets is impacted by the Reference Assets’ movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Assets at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Assets increases on days when the Reference Assets are volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Reference Assets. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Reference Assets. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Reference Assets. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Reference Assets. Any of these factors could decrease the correlation between the performance of the Fund and the Reference Assets and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    The Reference Assets are not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Reference Assets and make no representation as to the performance of the Reference Assets. Investing in the Fund is not equivalent to investing in the Reference Assets. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Reference Assets.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Reference Asset Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reference Asset Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. The following is a summary of risk factors related to the Reference Assets as identified by the Reference ETPs in their registration statements — this is not purported to be a complete list of risks (references to “shares” in this section are to shares of the Reference ETPs).

Risk Factors Related to Digital Assets

•        Bitcoin and Bitcoin-linked investments are relatively new investments, they present unique and substantial risks, and investing in Bitcoin has been subject to significant price volatility. The trading prices of many digital assets, including Bitcoin, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Bitcoin, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

•        The value of Bitcoin has been and may continue to be deeply speculative such that trading and investing in Bitcoin intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of Bitcoin known as “whales” may have the ability to manipulate the price of Bitcoin. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of Bitcoin as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies such as the Bitcoin blockchain. For example, the Bitcoin blockchain may be subject to attack by miners or a group of miners that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in Bitcoin may be adversely affected by such an attack.

•        Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of Bitcoin.

•        Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

•        The value of the Shares relates directly to the value of Bitcoins, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

•        The Reference ETPs (defined to be the exchange traded product that tracks the price of Bitcoin) has a limited history, the Reference ETPs price could fail to track the global Bitcoin price, and a failure of the Reference ETP price could adversely affect the value of the shares.

•        Proposed changes to the Bitcoin blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

•        Bitcoin blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Bitcoin and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying Bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Bitcoin network or take the Trust’s Bitcoin, which would adversely affect the value of the Fund. Exposure of Bitcoin to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Bitcoin blockchain can nonetheless precipitate a significant decline in the price of Bitcoin and an investment in the Fund.

•        While Bitcoin was the first digital asset to gain global adoption, and as of December 31, 2024, Bitcoin was the largest digital asset by market capitalization tracked by CoinMarketCap.com, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms rather than open platforms like the Bitcoin network. Competition from the emergence or growth of alternative digital assets and smart contracts platforms, such as those focused on zero-knowledge cryptography, Solana, Avalanche, Polkadot, or Cardano, could have a negative impact on the demand for, and price of, Bitcoin and thereby adversely affect the value of the Fund.

•        Bitcoin has only recently become selectively accepted as a means of payment by retail and commercial outlets, and use of Bitcoins by consumers to pay such retail and commercial outlets remains limited. Banks and other established financial institutions may refuse to process funds for Bitcoin transactions; process wire transfers to or from digital asset platforms, Bitcoin-related companies or service providers; or maintain accounts for persons or entities transacting in Bitcoin. Processing of Bitcoin transactions may be slow, transaction fees may be subject to significant variability. As a result, the prices of Bitcoin may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

•        Layer 2 refers to a series of different protocols that facilitate the creation of smart contracts and decentralized applications (dApps) on top of the core Bitcoin blockchain. Through various means, smart contracts and transactions are largely executed outside of the Bitcoin main chain. However, this is achieved while maintaining the full network security of the core layer 1 chain.

•        Further developments in blockchain for its intended purpose may depend on Layer 2 scaling solutions (“Layer 2 Solutions”). Layer 2 Solutions are protocols that allow developers to build applications with faster transaction ability and cheaper costs than if they were to build on the layer 1 chain, which refers to decentralized applications built on the Bitcoin main chain. There are various types of scaling solutions for Bitcoin that will assist in the implementation of Layer 2 Solutions. For Bitcoin to be suitable for global enterprise and mass adoption, there first needs to be improvements that facilitate scaling and transaction speed to keep up with user demand, and accommodating the various types of users and transaction requests. The Bitcoin Lightning Network is a Layer 2 Solution that uses channels to create peer-to-peer payment routs between two parties. These exist separately from Bitcoin’s network and their primary purpose is to allow for faster transactions. Since these Layer 2 Solutions are recorded off of the Bitcoin network this results in slower verification times for these transactions, and users may be subject to manipulation of the transaction data by unauthorized parties. This may result in users and retailers less likely to accept Bitcoin as a form of payment, and cause a decrease in the value of Bitcoin and the performance of the Fund.

Risk Factors Related to the Reference ETPs and Their Shares

•        If the process of creation and redemption of baskets encounters any unanticipated difficulties, the possibility for arbitrage transactions by authorized participants intended to keep the price of the shares closely linked to the price of Bitcoin may not exist and, as a result, the price of the shares may fall or otherwise diverge from NAV.

•        The liquidity of the shares may also be affected by the withdrawal from participation of authorized participants.

•        Security threats to the Reference ETPs’ account at the custodian could result in the halting of the Reference ETPs’ operations and a loss of the Reference ETPs assets or damage to the reputation of the Reference ETPs, each of which could result in a reduction in the value of the shares.

•        The price used to calculate the value of the Reference ETPs’ Bitcoin may be volatile, adversely affecting the value of the shares.

•        Bitcoin transactions are irrevocable and stolen or incorrectly transferred Bitcoins may be irretrievable. As a result, any incorrectly executed Bitcoin transactions could adversely affect the value of the shares.

•        If the Reference ETPs’ the custodian agreement is terminated or its custodian fails to provide services as required, the Reference ETPs may need to find and appoint a replacement custodian, which could pose a challenge to the safekeeping of the Reference ETPs’ Bitcoins, and the Reference ETPs’ ability to continue to operate may be adversely affected.

•        Loss of a critical banking relationship for, or the failure of a bank used by, the Reference ETPs’ prime execution agent could adversely impact the Reference ETPs’ ability to create or redeem baskets, or could cause losses to the Reference ETPs.

Risk Factors Related to the Regulation of the Reference ETPs and Their Shares

•        There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of Bitcoin or the Shares, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of Bitcoins, mining activity, digital wallets, the provision of services related to trading and custodying Bitcoin, the operation of the Bitcoin network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

•        If regulators subject the Reference ETPs to regulation as a money services business (“MSB”) or money transmitter, this could result in extraordinary expenses to the Reference ETPs and also result in decreased liquidity for the Shares.

•        Regulatory changes or interpretations could obligate an Authorized Participant or the Reference ETPs to register and comply with new regulations, resulting in potentially extraordinary, nonrecurring expenses to the Trust.

•        The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Crypto Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Crypto Asset Risk.    The Fund has exposure to the crypto asset platforms as a result of the Reference Assets attempting to reflect generally the performance of the price of Bitcoin before payment of its expenses and liabilities. A crypto asset operates without central authority or banks and is not backed by any government. Crypto assets are often referred to as a “virtual asset” or “digital asset,” and operate as a decentralized, peer-to-peer financial trading platform and value storage that is used like money. A crypto asset is also not a legal tender. Federal, state or foreign governments may restrict the use and exchange of a crypto asset, and regulation in the U.S. is still developing. Further, the spot markets for crypto assets are fragmented and lack regulatory compliance and/or oversight. Crypto asset platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. The Fund’s indirect exposure to crypto assets such as Bitcoin may be affected by the high volatility associated with such crypto asset exposure. Future regulatory actions or policies may limit the ability to sell, exchange or use crypto assets, thereby impairing their prices. Crypto asset trading platforms on which Bitcoin trades, and which may serve as a pricing source for valuation of spot Bitcoin held by the Reference ETPs may be subject to enforcement actions by regulatory authorities.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk.    An index used as a Reference Asset by the Fund may underperform other asset classes and may underperform other similar indexes. An index used by the Fund will be maintained by a third party provider unaffiliated with a Fund or the Adviser. There can be no guarantee that the methodology underlying a particular index or the daily calculation of the index will be free from error. Changes to the index methodology or changes to the digital asset trading platforms included in the index may impact the value of the Index may cause the Fund to experience increased volatility and adversely impact the Fund’s ability to meet its investment objective.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which the Reference Assets are assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to Bitcoin). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk.    Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the T-Rex 2X Long Bitcoin Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The T-Rex 2X Long Bitcoin Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the T-Rex 2X Long Bitcoin Subsidiary, will not have all the protections offered to investors in registered investment companies.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds and depositary accounts. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Reference Assets. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference ETPs’ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference ETPs. Under such circumstances, the market for securities of the Reference ETPs may lack sufficient liquidity for all market participants trades. Therefore, the Fund may have more difficulty transacting in the Reference ETPs or financial instruments and the Fund’s transactions could exacerbate the price changes of the Reference Assets and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in the Reference Assets and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of a Reference ETP and correlated derivative instruments.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although a Reference ETP’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Assets and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Assets experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX and incur significant losses.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in Bitcoin (or any other digital asset) or derivatives based upon Bitcoin (or any other digital asset) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will not invest directly in Bitcoin or any other digital assets, but it will gain exposure to Bitcoin through investments in the T-Rex 2X Long Bitcoin Subsidiary, which is intended to provide the Fund with exposure to Bitcoin returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the T-Rex 2X Long Bitcoin Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to Bitcoin returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK — Tax Risk” below, as well as in the Fund’s SAI.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG BITCOIN DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has limited operating history and currently has fewer assets than larger funds. Although the Fund is new, the structure of providing long leveraged exposure to the price of Bitcoin is not necessarily a new strategy as similar leveraged funds, such as those that primarily invest in cash settled futures contracts, currently trade on the Chicago Mercantile Exchange. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -200% of the Reference Assets’ performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. A volatility rate is a statistical measure of the magnitude of fluctuations in the underlying security’s returns over a defined period. Performance is the return on the underlying security for a stated period. The more volatile, the more likely the returns may differ over time. For periods longer than a trading day, volatility in the performance of the underlying security or its rebalancing from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the underlying security for such period. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Assets during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) volatility; b) performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities of the Reference Assets. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of the Reference Assets.

During periods of higher the Reference Assets’ volatility, the volatility of the Reference Assets may affect the Fund’s return as much as, or more than, the return of the Reference Assets. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Assets during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if the Reference Assets provided no return over a one year period during which the Reference Assets experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Reference Assets’ return is flat. For instance, if the Reference Assets’ annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of the Reference Assets and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Reference Assets. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	-200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Reference ETPs only recently commenced operations and have a very short operating history. The annualized historical daily volatility rate for Bitcoin, which the Reference Assets are intended to replicate, for the five-year period ended December 31, 2024 was 62.56%. Bitcoin’s annualized daily volatility rates were as follows:

2020	65.04%
2021	81.29%
2022	62.61%
2023	45.45%
2024	51.89%

Volatility for a shorter period of time may have been substantially higher.

The annualized performance for Bitcoin, which the Reference Assets are intended to replicate, for the five-year period ended December 31, 2024 was 67.19%. Historical volatility and performance are not indications of what the Reference Assets’ volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies”, and “Leverage” in the Fund’s Statement of Additional Information.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Assets will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily rise in the Reference Assets, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Assets subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Assets do not lose all of their value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Assets and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative exchange traded product, reduce its leverage or close.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund will use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements.    Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Reference Assets that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk.    A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Assets at the market close on the first trading day and the value of the Reference Assets at the time of purchase. If the Reference Assets lose value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Assets rise, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Assets.

If there is a significant intra-day market event and/or the Reference Assets experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Daily Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Inverse Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of inverse correlation to the Reference Assets and therefore achieve its daily inverse investment objective. The Fund’s exposure to the Reference Assets is impacted by the Reference Assets’ movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Assets at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Assets increases on days when the Reference Assets are volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Reference Assets. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with the Reference Assets. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Reference Assets. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Reference Assets. Any of these factors could decrease the inverse correlation between the performance of the Fund and the Reference Assets and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    The Reference Assets are not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Reference Assets and make no representation as to the performance of the Reference Assets. Investing in the Fund is not equivalent to investing in the Reference Assets. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Reference Assets.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Reference Asset Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reference Asset Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. The following is a summary of risk factors related to the Reference Assets as identified by the Reference ETPs in their registration statements — this is not purported to be a complete list of risks (references to “shares” in this section are to shares of the Reference ETPs).

Risk Factors Related to Digital Assets

•        Bitcoin and Bitcoin-linked investments are relatively new investments, they present unique and substantial risks, and investing in Bitcoin has been subject to significant price volatility. The trading prices of many digital assets, including Bitcoin, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Bitcoin, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

•        The value of Bitcoin has been and may continue to be deeply speculative such that trading and investing in Bitcoin intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of Bitcoin known as “whales” may have the ability to manipulate the price of Bitcoin. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of Bitcoin as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies such as the Bitcoin blockchain. For example, the Bitcoin blockchain may be subject to attack by miners or a group of miners that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in Bitcoin may be adversely affected by such an attack.

•        Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of Bitcoin.

•        Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

•        The value of the Shares relates directly to the value of Bitcoins, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

•        The Reference ETPs (defined to be the exchange traded product that tracks the price of Bitcoin) have a limited history, a Reference ETP price could fail to track the global Bitcoin price, and a failure of the Reference ETP price could adversely affect the value of the shares.

•        Proposed changes to the Bitcoin blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

•        Bitcoin blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Bitcoin and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying Bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Bitcoin network or take the Trust’s Bitcoin, which would adversely affect the value of the Fund. Exposure of Bitcoin to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Bitcoin blockchain can nonetheless precipitate a significant decline in the price of Bitcoin and an investment in the Fund.

•        While Bitcoin was the first digital asset to gain global adoption, and as of December 31, 2024, Bitcoin was the largest digital asset by market capitalization tracked by CoinMarketCap.com, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms rather than open platforms like the Bitcoin network. Competition from the emergence or growth of alternative digital assets and smart contracts platforms, such as those focused on zero-knowledge cryptography, Solana, Avalanche, Polkadot, or Cardano, could have a negative impact on the demand for, and price of, Bitcoin and thereby adversely affect the value of the Fund.

•        Bitcoin has only recently become selectively accepted as a means of payment by retail and commercial outlets, and use of Bitcoins by consumers to pay such retail and commercial outlets remains limited. Banks and other established financial institutions may refuse to process funds for Bitcoin transactions; process wire transfers to or from digital asset platforms, Bitcoin-related companies or service providers; or maintain accounts for persons or entities transacting in Bitcoin. Processing of Bitcoin transactions may be slow, transaction fees may be subject to significant variability. As a result, the prices of Bitcoin may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

•        Layer 2 refers to a series of different protocols that facilitate the creation of smart contracts and decentralized applications (dApps) on top of the core blockchain. Through various means, smart contracts and transactions are largely executed outside of the Bitcoin main chain. However, this is achieved while maintaining the full network security of the core layer 1 chain.

•        Further developments in blockchain for its intended purpose may depend on Layer 2 scaling solutions (“Layer 2 Solutions”). Layer 2 Solutions are protocols that allow developers to build applications with faster transaction ability and cheaper costs than if they were to build on the layer 1 chain, which refers to decentralized applications built on the Bitcoin main chain. There are various types of scaling solutions for Bitcoin that will assist in the implementation of Layer 2 Solutions. For Bitcoin to be suitable for global enterprise and mass adoption, there first needs to be improvements that facilitate scaling and transaction speed to keep up with user demand, and accommodating the various types of users and transaction requests. The Bitcoin Lightning Network is a Layer 2 Solution that uses channels to create peer-to-peer payment routs between two parties. These exist separately from Bitcoin’s network and their primary purpose is to allow for faster transactions. Since these Layer 2 Solutions are recorded off of the Bitcoin network this results in slower verification times for these transactions, and users may be subject to manipulation of the transaction data by unauthorized parties. This may result in users and retailers less likely to accept Bitcoin as a form of payment, and cause a decrease in the value of Bitcoin and the performance of the Fund.

Risk Factors Related to the Reference ETPs and Their Shares

•        If the process of creation and redemption of baskets encounters any unanticipated difficulties, the possibility for arbitrage transactions by authorized participants intended to keep the price of the shares closely linked to the price of Bitcoin may not exist and, as a result, the price of the shares may fall or otherwise diverge from NAV.

•        The liquidity of the shares may also be affected by the withdrawal from participation of authorized participants.

•        Security threats to the Reference ETPs’ account at the custodian could result in the halting of the Reference ETPs’ operations and a loss of the Reference ETPs assets or damage to the reputation of the Reference ETPs, each of which could result in a reduction in the value of the shares.

•        The price used to calculate the value of the Reference ETPs’ Bitcoin may be volatile, adversely affecting the value of the shares.

•        Bitcoin transactions are irrevocable and stolen or incorrectly transferred Bitcoins may be irretrievable. As a result, any incorrectly executed Bitcoin transactions could adversely affect the value of the shares.

•        If the Reference ETPs’ custodian agreement is terminated or its custodian fails to provide services as required, the Reference ETPs may need to find and appoint a replacement custodian, which could pose a challenge to the safekeeping of the Reference ETPs’ Bitcoins, and the Reference ETPs’ ability to continue to operate may be adversely affected.

•        Loss of a critical banking relationship for, or the failure of a bank used by, the Reference ETPs’ prime execution agent could adversely impact the Reference ETPs’ ability to create or redeem baskets, or could cause losses to the Reference ETPs.

Risk Factors Related to the Regulation of the Reference ETPs and Their Shares

•        There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of Bitcoin or the Shares, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of Bitcoins, mining activity, digital wallets, the provision of services related to trading and custodying Bitcoin, the operation of the Bitcoin network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

•        If regulators subject the Reference ETPs to regulation as a money services business (“MSB”) or money transmitter, this could result in extraordinary expenses to the Reference ETPs and also result in decreased liquidity for the Shares.

•        Regulatory changes or interpretations could obligate an Authorized Participant or the Reference ETPs to register and comply with new regulations, resulting in potentially extraordinary, nonrecurring expenses to the Trust.

•        The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Crypto Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Crypto Asset Risk.    The Fund has exposure to the crypto asset platforms as a result of the Reference Assets attempting to reflect generally the performance of the price of Bitcoin before payment of its expenses and liabilities. A crypto asset operates without central authority or banks and is not backed by any government. Crypto assets are often referred to as a “virtual asset” or “digital asset,” and operate as a decentralized, peer-to-peer financial trading platform and value storage that is used like money. A crypto asset is also not a legal tender. Federal, state or foreign governments may restrict the use and exchange of a crypto asset, and regulation in the U.S. is still developing. Further, the spot markets for crypto assets are fragmented and lack regulatory compliance and/or oversight. Crypto asset platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. The Fund’s indirect exposure to crypto assets such as Bitcoin may be affected by the high volatility associated with such crypto asset exposure.

Future regulatory actions or policies may limit the ability to sell, exchange or use crypto assets, thereby impairing their prices. Crypto asset trading platforms on which Bitcoin trades, and which may serve as a pricing source for valuation of spot Bitcoin held by the Reference ETPs may be subject to enforcement actions by regulatory authorities.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk.    An index used as a Reference Asset by the Fund may underperform other asset classes and may underperform other similar indexes. An index used by the Fund will be maintained by a third party provider unaffiliated with a Fund or the Adviser. There can be no guarantee that the methodology underlying a particular index or the daily calculation of the index will be free from error. Changes to the index methodology or changes to the digital asset trading platforms included in the index may impact the value of the Index may cause the Fund to experience increased volatility and adversely impact the Fund’s ability to meet its investment objective.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which the Reference Asset is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to Bitcoin). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk.    Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the T-Rex 2X Inverse Bitcoin Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The T-Rex 2X Inverse Bitcoin Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the T-Rex 2X Inverse Bitcoin Subsidiary, will not have all the protections offered to investors in registered investment companies.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds and depositary accounts. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Reference Assets. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference Assets’ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference Assets. Under such circumstances, the market for securities of the Reference Assets may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the Reference Assets or financial instruments and the Fund’s transactions could exacerbate the price changes of the Reference Assets and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in the Reference Assets and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Reference Assets and correlated derivative instruments.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Assets and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Reference Assets experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX and incur significant losses.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in Bitcoin (or any other digital asset) or derivatives based upon Bitcoin (or any other digital asset) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will not invest directly in Bitcoin or any other digital assets, but it will gain exposure to Bitcoin through investments in the T-Rex 2X Inverse Bitcoin Subsidiary, which is intended to provide the Fund with exposure to Bitcoin returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the T-Rex 2X Inverse Bitcoin Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to Bitcoin returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK — Tax Risk” below, as well as in the Fund’s SAI.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has limited operating history and currently has fewer assets than larger funds. Although the Fund is new, the structure of providing inverse leveraged exposure to the price of Bitcoin is not necessarily a new strategy as similar inverse funds, such as those that primarily invest in cash settled futures contracts, currently trade on the NYSE Arca Exchange. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-Rex 2X Long Ether Daily Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-Rex 2X Long Ether Daily Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
T-Rex 2X Long Ether Daily Target ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the Reference Assets’ performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. A volatility rate is a statistical measure of the magnitude of fluctuations in the underlying security’s returns over a defined period. Performance is the return on the underlying security for a stated period. The more volatile, the more likely the returns may differ over time. For periods longer than a trading day, volatility in the performance of the underlying security or its rebalancing from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the underlying security for such period. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Assets during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Reference Assets’ volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Reference Assets’ volatility; b) the Reference Assets’ performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Reference ETPs. The chart below illustrates the impact of two principal factors — the Reference Assets’ volatility and the Reference Assets’ performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of the Reference Assets’ volatility and the Reference Assets’ performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Reference ETPs; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Reference Assets.

During periods of higher the Reference Assets’ volatility, the volatility of the Reference Assets may affect the Fund’s return as much as, or more than, the return of the Reference Assets. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Assets during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Reference Assets provided no return over a one year period during which the Reference Assets experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Reference Assets’ return is flat. For instance, if a Reference Assets’ annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Reference Assets and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Reference Assets. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Reference ETPs only recently commenced operations and have a very short operating history. The annualized historical daily volatility rate for ether (as represented by an index that is designed to measure the performance an investor would expect from purchasing and holding ether), which the Reference Assets are intended to replicate, for the five-year period ended December 31, 2024 was 79.57%. The annualized daily volatility rates for the index were as follows:

2020	85.68%
2021	105.15%
2022	84.87%
2023	45.42%
2024	62.48%

Volatility for a shorter period of time may have been substantially higher.

The annualized performance for ether (as represented by the index), which the Reference Assets are intended to replicate, for the five-year period ended December 31, 2024 was 91.93%. Historical volatility and performance are not indications of what the Reference Assets’ volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-Rex 2X Long Ether Daily Target ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Assets will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Assets, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Assets subsequently move in the opposite direction and eliminate all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Assets do not lose all of their value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Assets and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative exchange traded product, reduce its leverage or close.

T-Rex 2X Long Ether Daily Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund will use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements Risk. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

T-Rex 2X Long Ether Daily Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

T-Rex 2X Long Ether Daily Target ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Reference Assets that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-Rex 2X Long Ether Daily Target ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Assets at the market close on the first trading day and the value of the Reference Assets at the time of purchase. If the Reference Assets gain value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Assets decline, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Assets.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the Exchange and incur significant losses.

T-Rex 2X Long Ether Daily Target ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Assets and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Assets is impacted by the Reference Assets’ movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Assets at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Assets increases on days when the Reference Assets are volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Reference Assets. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Reference Assets. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Reference Assets. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Reference Assets. Any of these factors could decrease the correlation between the performance of the Fund and the Reference Assets and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-Rex 2X Long Ether Daily Target ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-Rex 2X Long Ether Daily Target ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    The Reference Assets are not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Reference Assets and make no representation as to the performance of the Reference Assets. Investing in the Fund is not equivalent to investing in the Reference Assets. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Reference Assets.

T-Rex 2X Long Ether Daily Target ETF | Ether Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ether Market Volatility Risk.    The prices of ether have historically been highly volatile. The value of the Fund’s leveraged exposure ether — and therefore the value of an investment in the Fund — could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

Trading prices of ether and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including ether over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for ether. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout ether’s history, including in 2017-2018 and 2021-2023. Over the course of 2024, ether prices have continued to exhibit extreme volatility. Such volatility may persist.

T-Rex 2X Long Ether Daily Target ETF | Ether Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ether Risk.    The Fund’s investments in ether swaps based on the total return of Reference Assets that seek to replicate the performance of ether exposes the Fund to the risks associated with an investment in ether because the price of such swaps is substantially based on the price of ether. Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for ether may be the result of speculation. Such speculation regarding the potential future appreciation of the price of ether may artificially inflate or deflate the price of ether and increase volatility. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading platforms. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether.

Ether generally trades on trading platforms that support trading in a variety of crypto assets, and such trading platforms may be operating out of compliance with applicable regulations. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading platforms have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Crypto asset trading platforms where ether is traded may become subject to enforcement actions by regulatory authorities.

The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Fund.

T-Rex 2X Long Ether Daily Target ETF | Reference Asset Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reference Asset Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. The following is a summary of risk factors related to the Reference Assets as identified by the Reference ETPs in their registration statements — this is not purported to be a complete list of risks (references to “shares” in this section are to shares of the Reference ETPs).

Risk Factors Related to Digital Assets

•        Ether and ether-linked investments are relatively new investments, they present unique and substantial risks, and investing in ether has been subject to significant price volatility. The trading prices of many digital assets, including ether, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of ether, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

•        The value of ether has been and may continue to be deeply speculative such that trading and investing in ether intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of ether known as “whales” may have the ability to manipulate the price of ether. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of ether as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies such as the Ethereum blockchain. For example, the Ethereum blockchain may be subject to attack by miners or a group of miners that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in ether may be adversely affected by such an attack.

•        Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of ether.

•        Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

•        The value of the Shares relates directly to the value of ether, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

•        The Reference ETPs (defined to be the exchange traded product that tracks the price of ether) has a limited history, the Reference ETPs price could fail to track the global ether price, and a failure of the Reference ETP price could adversely affect the value of the shares.

•        Proposed changes to the Ethereum blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

•        Ethereum blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of ether and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying ether could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the ether network or take the Trust’s ether, which would adversely affect the value of the Fund. Exposure of ether to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Ethereum blockchain can nonetheless precipitate a significant decline in the price of ether and an investment in the Fund.

•        Smart contracts running on the Ethereum blockchain, though designed to be self-executing and secure, can be, and have been, exploited by hackers. One incident occurred in June 2016 when The DAO, an early Ethereum-based project, suffered a major security breach. A hacker exploited a vulnerability in The DAO’s code, resulting in the theft of around $60 million worth of ether. To address the breach, the Ethereum community decided to implement a hard fork, effectively reversing the hack by restoring the stolen funds to a separate smart contract. This decision was controversial, leading to a split in the Ethereum community. As a result, two blockchains were formed: Ethereum (ETH), which continued with the hard fork, and Ethereum Classic (ETC), which maintained the original chain without the intervention. This hard fork highlighted the risks of smart contract vulnerabilities and sparked ongoing debates about immutability, security, and governance within the Ethereum ecosystem.

•        Ether has only recently become selectively accepted as a means of payment by retail and commercial outlets, and use of ether by consumers to pay such retail and commercial outlets remains limited. Banks and other established financial institutions may refuse to process funds for ether transactions; process wire transfers to or from digital asset platforms, ether-related companies or service providers; or maintain accounts for persons or entities transacting in ether. Processing of ether transactions may be slow, transaction fees may be subject to significant variability. As a result, the prices of ether may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

•        While Ethereum is the oldest and largest smart contract-compatible blockchain, the Ethereum network has historically faced challenges during periods of high congestion. These challenges include significant fee spikes due to increased demand for limited block space. In response, alternative layer-1 blockchains with smart contract functionality have emerged to address Ethereum’s speed and scalability issues. Examples of these blockchains include Solana, BNB Chain, TRON, and Avalanche, which offer faster transaction processing and lower fees than Ethereum, potentially threatening its market share in the future.

•        Layer 2 refers to a series of different protocols that facilitate the creation of smart contracts and decentralized applications (dApps) on top of the core Ethereum blockchain. Through various means, smart contracts and transactions are largely executed outside of the ether main chain. However, this is achieved while maintaining the full network security of the core layer 1 chain.

•        Further developments in blockchain for its intended purpose may depend on Layer 2 scaling solutions (“Layer 2 Solutions”). Layer 2 Solutions are protocols that allow developers to build applications with faster transaction ability and cheaper costs than if they were to build on the layer 1 chain, which refers to decentralized applications built on the ether main chain. Transactions executed on a Layer 2 network settle on the Ethereum blockchain. There are various types of scaling solutions for ether that will assist in the implementation of Layer 2 Solutions. For ether to be suitable for global enterprise and mass adoption, there first needs to be improvements that facilitate scaling and transaction speed to keep up with user demand, and accommodating the various types of users and transaction requests. These exist separately from ether’s network and their primary purpose is to allow for faster transactions. Since these Layer 2 Solutions are recorded off of the ether network this results in slower verification times for these transactions, and users may be subject to manipulation of the transaction data by unauthorized parties. This may result in users and retailers less likely to accept ether as a form of payment, and cause a decrease in the value of ether and the performance of the Fund.

Risk Factors Related to the Reference ETPs and Their Shares

•        If the process of creation and redemption of baskets encounters any unanticipated difficulties, the possibility for arbitrage transactions by authorized participants intended to keep the price of the shares closely linked to the price of ether may not exist and, as a result, the price of the shares may fall or otherwise diverge from NAV.

•        The liquidity of the shares may also be affected by the withdrawal from participation of authorized participants.

•        Security threats to the Reference ETPs’ account at the custodian could result in the halting of the Reference ETPs’ operations and a loss of the Reference ETPs assets or damage to the reputation of the Reference ETPs, each of which could result in a reduction in the value of the shares.

•        The price used to calculate the value of the Reference ETPs’ ether may be volatile, adversely affecting the value of the shares.

•        Ether transactions are irrevocable and stolen or incorrectly transferred ether may be irretrievable. As a result, any incorrectly executed ether transactions could adversely affect the value of the shares.

•        If the Reference ETPs’ the custodian agreement is terminated or its custodian fails to provide services as required, the Reference ETPs may need to find and appoint a replacement custodian, which could pose a challenge to the safekeeping of the Reference ETPs’ ethers, and the Reference ETPs’ ability to continue to operate may be adversely affected.

•        Loss of a critical banking relationship for, or the failure of a bank used by, the Reference ETPs’ prime execution agent could adversely impact the Reference ETPs’ ability to create or redeem baskets, or could cause losses to the Reference ETPs.

Risk Factors Related to the Regulation of the Reference ETPs and Their Shares

•        There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of ether or the Shares, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of ether, mining activity, digital wallets, the provision of services related to trading and custodying ether, the operation of the ether network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

•        If regulators subject the Reference ETPs to regulation as a money services business (“MSB”) or money transmitter, this could result in extraordinary expenses to the Reference ETPs and also result in decreased liquidity for the Shares.

•        Regulatory changes or interpretations could obligate an Authorized Participant or the Reference ETPs to register and comply with new regulations, resulting in potentially extraordinary, nonrecurring expenses to the Trust.

•        The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

T-Rex 2X Long Ether Daily Target ETF | Crypto Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Crypto Asset Risk.    The Fund has exposure to the crypto asset platforms as a result of the Reference Assets attempting to reflect generally the performance of the price of ether before payment of its expenses and liabilities. A crypto asset operates without central authority or banks and is not backed by any government. Crypto assets are often referred to as a “virtual asset” or “digital asset,” and operate as a decentralized, peer-to-peer financial trading platform and value storage that is used like money. A crypto asset is also not a legal tender. Federal, state or foreign governments may restrict the use and exchange of a crypto asset, and regulation in the U.S. is still developing. Further, the spot markets for crypto assets are fragmented and lack regulatory compliance and/or oversight. Crypto asset platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. The Fund’s indirect exposure to crypto assets such as ether may be affected by the high volatility associated with such crypto asset exposure. Future regulatory actions or policies may limit the ability to sell, exchange or use crypto assets, thereby impairing their prices. Crypto asset trading platforms on which ether trades, and which may serve as a pricing source for valuation of spot ether held by the Reference ETPs may be subject to enforcement actions by regulatory authorities.

T-Rex 2X Long Ether Daily Target ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk.    An index used as a Reference Asset by the Fund may underperform other asset classes and may underperform other similar indexes. An index used by the Fund will be maintained by a third party provider unaffiliated with a Fund or the Adviser. There can be no guarantee that the methodology underlying a particular index or the daily calculation of the index will be free from error. Changes to the index methodology or changes to the digital asset trading platforms included in the index may impact the value of the Index may cause the Fund to experience increased volatility and adversely impact the Fund’s ability to meet its investment objective.

T-Rex 2X Long Ether Daily Target ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which the Reference Assets are assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to ether). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-Rex 2X Long Ether Daily Target ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk.    Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the T-Rex 2X Long Ether Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The T-Rex 2X Long Ether Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the T-Rex 2X Long Ether Subsidiary, will not have all the protections offered to investors in registered investment companies.

T-Rex 2X Long Ether Daily Target ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-Rex 2X Long Ether Daily Target ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds and depositary accounts. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

T-Rex 2X Long Ether Daily Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Reference Assets. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference ETPs’ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference ETPs. Under such circumstances, the market for securities of the Reference ETPs may lack sufficient liquidity for all market participants trades. Therefore, the Fund may have more difficulty transacting in the Reference ETPs or financial instruments and the Fund’s transactions could exacerbate the price changes of the Reference Assets and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in the Reference Assets and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of a Reference ETP and correlated derivative instruments.

T-Rex 2X Long Ether Daily Target ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although a Reference ETP’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Assets and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Assets experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX and incur significant losses.

T-Rex 2X Long Ether Daily Target ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

T-Rex 2X Long Ether Daily Target ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-Rex 2X Long Ether Daily Target ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in ether (or any other digital asset) or derivatives based upon ether (or any other digital asset) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will not invest directly in ether or any other digital assets, but it will gain exposure to ether through investments in the T-Rex 2X Long Ether Subsidiary, which is intended to provide the Fund with exposure to ether returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the T-Rex 2X Long Ether Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to ether returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK — Tax Risk” below, as well as in the Fund’s SAI.

T-Rex 2X Long Ether Daily Target ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

T-Rex 2X Long Ether Daily Target ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-Rex 2X Long Ether Daily Target ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has limited operating history and currently has fewer assets than larger funds. Although the Fund is new, the structure of providing long leveraged exposure to the price of ether is not necessarily a new strategy as similar leveraged funds, such as those that primarily invest in cash settled futures contracts, currently trade on the Chicago Mercantile Exchange. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-Rex 2X Inverse Ether Daily Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-Rex 2X Inverse Ether Daily Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
T-Rex 2X Inverse Ether Daily Target ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -200% of the Reference Assets’ performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. A volatility rate is a statistical measure of the magnitude of fluctuations in the underlying security’s returns over a defined period. Performance is the return on the underlying security for a stated period. The more volatile, the more likely the returns may differ over time. For periods longer than a trading day, volatility in the performance of the underlying security or its rebalancing from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the underlying security for such period. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Assets during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) volatility; b) performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities of the Reference Assets. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of the Reference Assets.

During periods of higher the Reference Assets’ volatility, the volatility of the Reference Assets may affect the Fund’s return as much as, or more than, the return of the Reference Assets. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Assets during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if the Reference Assets provided no return over a one year period during which the Reference Assets experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Reference Assets’ return is flat. For instance, if the Reference Assets’ annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of the Reference Assets and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Reference Assets. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	-200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Reference ETPs only recently commenced operations and have a very short operating history. The annualized historical daily volatility rate for ether (as represented by an index that is designed to measure the performance an investor would expect from purchasing and holding ether), which the Reference Assets are intended to replicate, for the five-year period ended December 31, 2024 was 79.57%. The annualized daily volatility rates for the index were as follows:

2020	85.68%
2021	105.15%
2022	84.87%
2023	45.42%
2024	62.48%

Volatility for a shorter period of time may have been substantially higher.

The annualized performance for ether (as represented by the index), which the Reference Assets are intended to replicate, for the five-year period ended December 31, 2024 was 91.93%. Historical volatility and performance are not indications of what the Reference Assets’ volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies”, and “Leverage” in the Fund’s Statement of Additional Information.

T-Rex 2X Inverse Ether Daily Target ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Assets will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily rise in the Reference Assets, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Assets subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Assets do not lose all of their value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Assets and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative exchange traded product, reduce its leverage or close.

T-Rex 2X Inverse Ether Daily Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund will use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-Rex 2X Inverse Ether Daily Target ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements.    Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

T-Rex 2X Inverse Ether Daily Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

T-Rex 2X Inverse Ether Daily Target ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Reference Assets that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-Rex 2X Inverse Ether Daily Target ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk.    A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative.

T-Rex 2X Inverse Ether Daily Target ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Assets at the market close on the first trading day and the value of the Reference Assets at the time of purchase. If the Reference Assets lose value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Assets rise, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Assets.

If there is a significant intra-day market event and/or the Reference Assets experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-Rex 2X Inverse Ether Daily Target ETF | Daily Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Inverse Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of inverse correlation to the Reference Assets and therefore achieve its daily inverse investment objective. The Fund’s exposure to the Reference Assets is impacted by the Reference Assets’ movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Assets at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Assets increases on days when the Reference Assets are volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Reference Assets. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with the Reference Assets. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Reference Assets. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Reference Assets. Any of these factors could decrease the inverse correlation between the performance of the Fund and the Reference Assets and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

T-Rex 2X Inverse Ether Daily Target ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-Rex 2X Inverse Ether Daily Target ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    The Reference Assets are not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Reference Assets and make no representation as to the performance of the Reference Assets. Investing in the Fund is not equivalent to investing in the Reference Assets. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Reference Assets.

T-Rex 2X Inverse Ether Daily Target ETF | Ether Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ether Market Volatility Risk.    The prices of ether have historically been highly volatile. The value of the Fund’s leveraged exposure ether — and therefore the value of an investment in the Fund — could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

Trading prices of ether and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including ether over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for ether. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout ether’s history, including in 2017-2018 and 2021-2023. Over the course of 2024, ether prices have continued to exhibit extreme volatility. Such volatility may persist.

T-Rex 2X Inverse Ether Daily Target ETF | Ether Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ether Risk.    The Fund’s investments in swaps based on the total return of Reference Assets that seek to replicate the performance of ether exposes the Fund to the risks associated with an investment in ether because the price of such swaps is substantially based on the price of ether. Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for ether may be the result of speculation. Such speculation regarding the potential future appreciation of the price of ether may artificially inflate or deflate the price of ether and increase volatility. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading platforms. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether.

Ether generally trades on trading platforms that support trading in a variety of crypto assets, and such trading platforms may be operating out of compliance with applicable regulations. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading platforms are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading platforms have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Crypto asset trading platforms where ether is traded may become subject to enforcement actions by regulatory authorities.

The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Fund.

T-Rex 2X Inverse Ether Daily Target ETF | Reference Asset Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reference Asset Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. The following is a summary of risk factors related to the Reference Assets as identified by the Reference ETPs in their registration statements — this is not purported to be a complete list of risks (references to “shares” in this section are to shares of the Reference ETPs).

Risk Factors Related to Digital Assets

•        Ether and ether-linked investments are relatively new investments, they present unique and substantial risks, and investing in ether has been subject to significant price volatility. The trading prices of many digital assets, including ether, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of ether, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

•        The value of ether has been and may continue to be deeply speculative such that trading and investing in ether intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of ether known as “whales” may have the ability to manipulate the price of ether. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of ether as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies such as the Ethereum blockchain. For example, the Ethereum blockchain may be subject to attack by miners or a group of miners that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in ether may be adversely affected by such an attack.

•        Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of ether.

•        Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

•        The value of the Shares relates directly to the value of ether, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

•        The Reference ETPs (defined to be the exchange traded product that tracks the price of ether) have a limited history, a Reference ETP price could fail to track the global ether price, and a failure of the Reference ETP price could adversely affect the value of the shares.

•        Proposed changes to the Ethereum blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

•        Ethereum blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of ether and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying ether could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the ether network or take the Trust’s ether, which would adversely affect the value of the Fund. Exposure of ether to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Ethereum blockchain can nonetheless precipitate a significant decline in the price of ether and an investment in the Fund.

•        Smart contracts running on the Ethereum blockchain, though designed to be self-executing and secure, can be, and have been, exploited by hackers. One incident occurred in June 2016 when The DAO, an early Ethereum-based project, suffered a major security breach. A hacker exploited a vulnerability in The DAO’s code, resulting in the theft of around $60 million worth of ether. To address the breach, the Ethereum community decided to implement a hard fork, effectively reversing the hack by restoring the stolen funds to a separate smart contract. This decision was controversial, leading to a split in the Ethereum community. As a result, two blockchains were formed: Ethereum (ETH), which continued with the hard fork, and Ethereum Classic (ETC), which maintained the original chain without the intervention. This hard fork highlighted the risks of smart contract vulnerabilities and sparked ongoing debates about immutability, security, and governance within the Ethereum ecosystem.

•        Ether has only recently become selectively accepted as a means of payment by retail and commercial outlets, and use of ether by consumers to pay such retail and commercial outlets remains limited. Banks and other established financial institutions may refuse to process funds for ether transactions; process wire transfers to or from digital asset platforms, ether-related companies or service providers; or maintain accounts for persons or entities transacting in ether. Processing of ether transactions may be slow, transaction fees may be subject to significant variability. As a result, the prices of ether may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

•        While Ethereum is the oldest and largest smart contract-compatible blockchain, the Ethereum network has historically faced challenges during periods of high congestion. These challenges include significant fee spikes due to increased demand for limited block space. In response, alternative layer-1 blockchains with smart contract functionality have emerged to address Ethereum’s speed and scalability issues. Examples of these blockchains include Solana, BNB Chain, TRON, and Avalanche, which offer faster transaction processing and lower fees than Ethereum, potentially threatening its market share in the future.

•        Layer 2 refers to a series of different protocols that facilitate the creation of smart contracts and decentralized applications (dApps) on top of the core blockchain. Through various means, smart contracts and transactions are largely executed outside of the ether main chain. However, this is achieved while maintaining the full network security of the core layer 1 chain.

•        Further developments in blockchain for its intended purpose may depend on Layer 2 scaling solutions (“Layer 2 Solutions”). Layer 2 Solutions are protocols that allow developers to build applications with faster transaction ability and cheaper costs than if they were to build on the layer 1 chain, which refers to decentralized applications built on the ether main chain. Transactions executed on a Layer 2 network settle on the Ethereum blockchain. There are various types of scaling solutions for ether that will assist in the implementation of Layer 2 Solutions. For ether to be suitable for global enterprise and mass adoption, there first needs to be improvements that facilitate scaling and transaction speed to keep up with user demand, and accommodating the various types of users and transaction requests. These exist separately from ether’s network and their primary purpose is to allow for faster transactions. Since these Layer 2 Solutions are recorded off of the ether network this results in slower verification times for these transactions, and users may be subject to manipulation of the transaction data by unauthorized parties. This may result in users and retailers less likely to accept ether as a form of payment, and cause a decrease in the value of ether and the performance of the Fund.

Risk Factors Related to the Reference ETPs and Their Shares

•        If the process of creation and redemption of baskets encounters any unanticipated difficulties, the possibility for arbitrage transactions by authorized participants intended to keep the price of the shares closely linked to the price of ether may not exist and, as a result, the price of the shares may fall or otherwise diverge from NAV.

•        The liquidity of the shares may also be affected by the withdrawal from participation of authorized participants.

•        Security threats to the Reference ETPs’ account at the custodian could result in the halting of the Reference ETPs’ operations and a loss of the Reference ETPs assets or damage to the reputation of the Reference ETPs, each of which could result in a reduction in the value of the shares.

•        The price used to calculate the value of the Reference ETPs’ ether may be volatile, adversely affecting the value of the shares.

•        Ether transactions are irrevocable and stolen or incorrectly transferred ether may be irretrievable. As a result, any incorrectly executed ether transactions could adversely affect the value of the shares.

•        If the Reference ETPs’ custodian agreement is terminated or its custodian fails to provide services as required, the Reference ETPs may need to find and appoint a replacement custodian, which could pose a challenge to the safekeeping of the Reference ETPs’ ethers, and the Reference ETPs’ ability to continue to operate may be adversely affected.

•        Loss of a critical banking relationship for, or the failure of a bank used by, the Reference ETPs’ prime execution agent could adversely impact the Reference ETPs’ ability to create or redeem baskets, or could cause losses to the Reference ETPs.

Risk Factors Related to the Regulation of the Reference ETPs and Their Shares

•        There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of ether or the Shares, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of ether, mining activity, digital wallets, the provision of services related to trading and custodying ether, the operation of the ether network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

•        If regulators subject the Reference ETPs to regulation as a money services business (“MSB”) or money transmitter, this could result in extraordinary expenses to the Reference ETPs and also result in decreased liquidity for the Shares.

•        Regulatory changes or interpretations could obligate an Authorized Participant or the Reference ETPs to register and comply with new regulations, resulting in potentially extraordinary, nonrecurring expenses to the Trust.

•        The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

T-Rex 2X Inverse Ether Daily Target ETF | Crypto Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Crypto Asset Risk.    The Fund has exposure to the crypto asset platforms as a result of the Reference Assets attempting to reflect generally the performance of the price of ether before payment of its expenses and liabilities. A crypto asset operates without central authority or banks and is not backed by any government. Crypto assets are often referred to as a “virtual asset” or “digital asset,” and operate as a decentralized, peer-to-peer financial trading platform and value storage that is used like money. A crypto asset is also not a legal tender. Federal, state or foreign governments may restrict the use and exchange of a crypto asset, and regulation in the U.S. is still developing. Further, the spot markets for crypto assets are fragmented and lack regulatory compliance and/or oversight. Ether generally trades on trading platforms that support trading in a variety of crypto assets, and such trading platforms may be operating out of compliance with applicable regulations. Crypto asset trading platforms where ether is traded may become subject to enforcement actions by regulatory authorities. Crypto asset platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. The Fund’s indirect exposure to crypto assets such as ether may be affected by the high volatility associated with such crypto asset exposure. Future regulatory actions or policies may limit the ability to sell, exchange or use crypto assets, thereby impairing their prices. Crypto asset trading platforms on which ether trades, and which may serve as a pricing source for valuation of spot ether, may be subject to enforcement actions by regulatory authorities.

T-Rex 2X Inverse Ether Daily Target ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk.    An index used as a Reference Asset by the Fund may underperform other asset classes and may underperform other similar indexes. An index used by the Fund will be maintained by a third-party provider unaffiliated with a Fund or the Adviser. There can be no guarantee that the methodology underlying a particular index or the daily calculation of the index will be free from error. Changes to the index methodology or changes to the digital asset trading platforms included in the index may impact the value of the Index may cause the Fund to experience increased volatility and adversely impact the Fund’s ability to meet its investment objective.

T-Rex 2X Inverse Ether Daily Target ETF | Industry Concentration Risk [Member]
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Industry Concentration Risk.    The Fund will be concentrated in the industry to which the Reference Asset is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to ether). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-Rex 2X Inverse Ether Daily Target ETF | Subsidiary Investment Risk [Member]
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Subsidiary Investment Risk.    Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the T-Rex 2X Inverse Ether Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The T-Rex 2X Inverse Ether Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the T-Rex 2X Inverse Ether Subsidiary, will not have all the protections offered to investors in registered investment companies.

T-Rex 2X Inverse Ether Daily Target ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
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Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-Rex 2X Inverse Ether Daily Target ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds and depositary accounts. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

T-Rex 2X Inverse Ether Daily Target ETF | Liquidity Risk [Member]
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Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Reference Assets. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference Assets’ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference Assets. Under such circumstances, the market for securities of the Reference Assets may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the Reference Assets or financial instruments and the Fund’s transactions could exacerbate the price changes of the Reference Assets and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in the Reference Assets and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Reference Assets and correlated derivative instruments.

T-Rex 2X Inverse Ether Daily Target ETF | Early Close/Trading Halt Risk [Member]
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Early Close/Trading Halt Risk.    An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Assets and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Reference Assets experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX and incur significant losses.

T-Rex 2X Inverse Ether Daily Target ETF | Equity Securities Risk [Member]
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Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

T-Rex 2X Inverse Ether Daily Target ETF | Cash Transaction Risk [Member]
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Cash Transaction Risk.    Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-Rex 2X Inverse Ether Daily Target ETF | Tax Risk [Member]
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Tax Risk.    The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in ether (or any other digital asset) or derivatives based upon ether (or any other digital asset) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will not invest directly in ether or any other digital assets, but it will gain exposure to ether through investments in the T-Rex 2X Inverse Ether Subsidiary, which is intended to provide the Fund with exposure to ether returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the T-Rex 2X Inverse Ether Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to ether returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK — Tax Risk” below, as well as in the Fund’s SAI.

T-Rex 2X Inverse Ether Daily Target ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

T-Rex 2X Inverse Ether Daily Target ETF | ETF Risks [Member]
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ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-Rex 2X Inverse Ether Daily Target ETF | New Fund Risk [Member]
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New Fund Risk.    As of the date of this prospectus, the Fund has limited operating history and currently has fewer assets than larger funds. Although the Fund is new, the structure of providing inverse leveraged exposure to the price of ether is not necessarily a new strategy as similar inverse funds, such as those that primarily invest in cash settled futures contracts, currently trade on the NYSE Arca Exchange. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.